PREMISES AND EQUIPMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Premises and equipment	$ 18,149,000	$ 19,619,000
Less accumulated depreciation	13,640,000	14,752,000
Premises and equipment subtotal	4,509,000	4,867,000
Property, Plant and Equipment, Net, Total	6,108,000	6,559,000
Depreciation expense	781,000	853,000
Buildings [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment Estimated useful lives	30 years
Premises and equipment	7,614,000	7,669,000
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	3,243,000	3,262,000
Leasehold improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment Estimated useful lives	5 years
Leasehold improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment Estimated useful lives	10 years
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	7,292,000	8,688,000
Furniture, fixtures and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment Estimated useful lives	3 years
Furniture, fixtures and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment Estimated useful lives	7 years
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	$ 1,599,000	$ 1,692,000